UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:           Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET TAX FREE RESERVES

(FORMERLY KNOWN AS WESTERN ASSET / CITISM TAX FREE RESERVES)

FORM N-Q
MAY 31, 2010

Notes to Schedule of Investments (unaudited)

Investment in Tax Free Reserves Portfolio, at value $200,238,617

1. Organization and Significant Accounting Policies

Western Asset Tax Free Reserves (formerly known as Western Asset / CitiSM Tax Free Reserves) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (7.7% at May 31, 2010) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and Market Risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

2. Regulatory Matter

In January 2010, the SEC adopted changes to money market fund regulations. The Fund intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the Form NQ.

Schedule of investments (unaudited)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.0%

Alabama — 1.6%

Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.230%	7/14/10	$11,200,000	$11,200,000
Huntsville Hospital	0.250%	8/5/10	11,800,000	11,800,000
Huntsville Hospital	0.400%	10/7/10	8,325,000	8,325,000
Mobile, AL, Downtown Redevelopment Authority Revenue, Austal USA LLC Project, LOC-Westpac Banking Corp.	0.250%	6/3/10	9,000,000	9,000,000	(a)

Total Alabama				40,325,000

Alaska — 0.3%

Alaska Housing Finance Corp., Home Mortgage Revenue	0.230%	6/3/10	2,580,000	2,580,000	(a)
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.290%	6/3/10	5,135,000	5,135,000	(a)

Total Alaska				7,715,000

Arizona — 0.9%

Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.440%	6/3/10	1,290,000	1,290,000	(a)(b)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, TECP, BAN, LOC-Bank of America N.A.	0.320%	8/5/10	10,800,000	10,800,000
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.440%	6/3/10	2,165,000	2,165,000	(a)(b)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.280%	6/2/10	7,555,000	7,555,000	(a)
Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-Landesbank Hessen-Thuringen	0.350%	6/3/10	1,700,000	1,700,000	(a)

Total Arizona				23,510,000

California — 7.8%

ABAG Finance Authority for Nonprofit Corp., CA, San Francisco Friends School, LOC-Bank of America N.A.	0.260%	6/3/10	17,300,000	17,300,000	(a)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, California Alumni Association Project, LOC-Bank of America N.A.	0.380%	6/3/10	1,950,000	1,950,000	(a)
Affordable Housing Agency, CA, Multi-Family Revenue, Westridge Hilltop, FNMA	0.250%	6/3/10	380,000	380,000	(a)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.280%	6/3/10	4,215,000	4,215,000	(a)
California EFA Revenue, Stanford University	0.140%	6/2/10	100,000	100,000	(a)
California Health Facilities Financing Authority Revenue, Adventist Health System West, LOC-U.S. Bank N.A.	0.230%	6/1/10	100,000	100,000	(a)
California Health Facilities Financing Authority, TECP	0.350%	9/9/10	11,700,000	11,700,000
California Health Facilities Financing Authority, TECP	0.370%	10/7/10	5,940,000	5,940,000
California MFA Revenue, Gideon Hausner Jewish Day, LOC-U.S. Bank NA	0.280%	6/3/10	1,500,000	1,500,000	(a)
California MFA, Solid Waste Revenue, Allied Waste North America Inc., LOC-Bank of America N.A.	0.310%	6/3/10	1,000,000	1,000,000	(a)(b)
California State Department of Water Resources, Power Supply Revenue, LOC-Bank of New York	0.230%	6/3/10	200,000	200,000	(a)
California State, GO:
LOC-Bank of Montreal	0.240%	6/1/10	2,300,000	2,300,000	(a)
LOC-JPMorgan Chase	0.310%	6/1/10	500,000	500,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

California — continued
California Statewide CDA Revenue, The Pegasus
School, LOC-Bank of America N.A.	0.330%	6/3/10	$140,000	$140,000	(a)
California Statewide CDA Revenue, TECP, Kaiser Permanente	0.380%	12/1/10	5,200,000	5,200,000
California Statewide CDA, MFH Revenue, Avian Glen Apartments Project, LOC-Citibank N.A.	0.290%	6/3/10	790,000	790,000	(a)(b)
California Statewide CDA, TECP:
Kaiser Permanente	0.300%	8/11/10	5,700,000	5,700,000
Kaiser Permanente	0.370%	10/6/10	3,340,000	3,340,000
Kaiser Permanente	0.340%	10/6/10	3,400,000	3,400,000
Kaiser Permanente	0.370%	10/19/10	7,700,000	7,700,000
Kaiser Permanente	0.380%	11/10/10	26,600,000	26,600,000
Kaiser Permanente	0.400%	12/8/10	3,800,000	3,800,000
Kaiser Permanente	0.410%	12/9/10	4,400,000	4,400,000
Coachella Valley, CA, USD, COP, 2006 School Financing Project, AGM, SPA-Dexia Credit Local	0.330%	6/3/10	11,300,000	11,300,000	(a)
Contra Costa County, CA, MFH Revenue, Pleasant Hill BART Transit, LOC-Bank of America N.A.	0.290%	6/3/10	2,200,000	2,200,000	(a)(b)
Daly City, CA, HFA, Multifamily Revenue, Serramonte Del Rey	0.250%	6/3/10	4,900,000	4,900,000	(a)
East Bay, CA, MUD Water Systems Revenue	0.290%	3/1/11	4,800,000	4,800,000	(c)
East Bay, CA, MUD, TECP	0.350%	8/3/10	10,100,000	10,100,000
East Bay, CA, MUD, TECP	0.460%	8/10/10	3,600,000	3,600,000
East Bay, CA, MUD, TECP	0.500%	9/9/10	4,800,000	4,800,000
Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust	0.320%	6/3/10	700,000	700,000	(a)
Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.250%	6/3/10	100,000	100,000	(a)
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.370%	6/2/10	1,130,000	1,130,000	(a)
Kern County, CA, Board of Education, GO, TRAN	1.250%	11/1/10	4,990,000	4,995,353
Los Angeles, CA, Department of Water & Power, SPA-Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., Westdeutsche Landesbank	0.260%	6/3/10	1,300,000	1,300,000	(a)
Metropolitan Water District of Southern California	0.340%	3/7/11	4,600,000	4,600,000	(c)
Morgan Hill, CA, RDA Tax Allocation, Ojo De Agua Redevelopment Project, LOC-Scotiabank	0.240%	6/3/10	8,150,000	8,150,000	(a)
Orange County, CA, Apartment Development Revenue, Villas La Paz, LIQ-FNMA	0.260%	6/3/10	6,100,000	6,100,000	(a)
Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-KBC Bank N.V.	0.250%	6/1/10	750,000	750,000	(a)
Riverside County, CA IDA, IDR, Spenuzza Inc. Project, LOC-Bank of America N.A.	0.420%	6/3/10	2,060,000	2,060,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AGM, SPA-Dexia Credit Local	0.300%	6/2/10	4,400,000	4,400,000	(a)
Santa Maria, CA, Joint Unified High School District, COP, LOC-Bank of America	0.420%	6/3/10	765,000	765,000	(a)
Southern California Public Power Authority, Project Revenue, LOC-KBC Bank N.V.	0.260%	6/2/10	5,100,000	5,100,000	(a)
Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, LOC-Citibank N.A.	0.300%	6/1/10	1,220,000	1,220,000	(a)
Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.250%	6/1/10	10,235,000	10,235,000	(a)

Total California				201,560,353

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Colorado — 1.9%

Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-Bank of America	0.300%	6/1/10	$3,200,000	$3,200,000	(a)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.220%	6/3/10	800,000	800,000	(a)
Colorado Health Facilities Authority Revenue, Catholic Health, SPA-Landesbank Baden- Wurttemberg	0.270%	6/2/10	3,100,000	3,100,000	(a)
Colorado HFA, EDR:
Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.440%	6/3/10	4,400,000	4,400,000	(a)(b)
Warneke Paper Box Co. Project, LOC-Wells Fargo Bank N.A.	0.440%	6/3/10	1,020,000	1,020,000	(a)(b)
Colorado HFA, MFH, SPA-FHLB	0.300%	6/2/10	1,385,000	1,385,000	(a)(b)
Colorado HFA, Multi-Family, Loretto, FNMA, LIQ- FNMA	0.300%	6/2/10	900,000	900,000	(a)
Colorado Housing & Finance Authority:
Multi-Family, SPA-FHLB	0.340%	6/2/10	5,670,000	5,670,000	(a)(b)
Single-Family Mortgage, SPA-FHLB	0.310%	6/2/10	3,960,000	3,960,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.350%	6/3/10	2,900,000	2,900,000	(a)
Colorado State Education Loan Program, TRAN	2.000%	8/12/10	5,320,000	5,336,896
Denver, CO, City & County, COP, SPA-JPMorgan Chase	0.280%	6/1/10	8,630,000	8,630,000	(a)
Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A.	0.280%	6/3/10	1,470,000	1,470,000	(a)
Englewood, CO, MFH Revenue, Marks West Apartments LLC, LIQ-FHLMC	0.250%	6/3/10	1,050,000	1,050,000	(a)
Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.440%	6/3/10	3,840,000	3,840,000	(a)(b)
La Plata County, CO, PCR, BP Amoco Project	0.450%	9/1/10	300,000	300,242	(d)

Total Colorado				47,962,138

Connecticut — 1.6%

Branford, CT, GO, BAN	2.000%	9/8/10	2,000,000	2,007,985
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.370%	6/2/10	10,000,000	10,000,000	(a)
Connecticut State HEFA Revenue, Yale University	0.250%	6/1/10	2,300,000	2,300,000	(a)
Connecticut State HFA, Housing Mortgage Finance Program:
D-1, AMBAC-Insured, SPA-FHLB	0.270%	6/3/10	1,000,000	1,000,000	(a)
SPA-FHLB	0.330%	6/3/10	2,100,000	2,100,000	(a)(b)
Connecticut State, HEFA Revenue, Yale-New Haven Hospital:
LOC-Bank of America N.A.	0.200%	6/2/10	3,100,000	3,100,000	(a)
LOC-JPMorgan Chase	0.250%	6/2/10	1,000,000	1,000,000	(a)
Hartford, CT, GO, BAN	2.500%	4/14/11	3,300,000	3,357,593
Killingly, CT, GO, BAN	1.250%	5/3/11	1,600,000	1,610,693
New Haven, CT, TECP:
LOC-Landesbank Hessen-Thuringen	0.320%	6/16/10	2,066,000	2,066,000
LOC-Landesbank Hessen-Thuringen	0.300%	6/21/10	1,800,000	1,800,000
LOC-Landesbank Hessen-Thuringen	0.300%	6/23/10	1,800,000	1,800,000
LOC-Landesbank Hessen-Thuringen	0.330%	6/24/10	2,032,000	2,032,000
Torrington, CT, GO, BAN	1.500%	12/1/10	6,500,000	6,534,558

Total Connecticut				40,708,829

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Delaware — 0.2%

University of Delaware Revenue, SPA-Bank of America	0.270%	6/1/10	$4,000,000	$4,000,000	(a)

District of Columbia — 1.7%

District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.270%	6/3/10	3,815,000	3,815,000	(a)
District of Columbia Revenue:
American Psychological Association, LOC-Bank of America	0.320%	6/3/10	245,000	245,000	(a)
George Washington University, LOC-Bank of America N.A.	0.280%	6/2/10	12,350,000	12,350,000	(a)
Metropolitan Washington, DC, Airports Authority, AGM, SPA-Dexia Credit Local	0.360%	6/2/10	21,340,000	21,340,000	(a)(b)
Metropolitan Washington, DC, Airports Authority, TECP, Airport System Revenue, LOC-JPMorgan Chase	0.330%	8/11/10	6,400,000	6,400,000

Total District of Columbia				44,150,000

Florida — 9.4%

Broward County, FL, EFA Revenue, Nova Southeastern University Inc., LOC-Bank of America N.A.	0.280%	6/1/10	8,115,000	8,115,000	(a)
Florida Municipal Loan Council, TECP, LOC-Bank of America	0.250%	8/9/10	3,798,000	3,798,000
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, LOC-Wells Fargo Bank N.A.	0.240%	6/3/10	4,800,000	4,800,000	(a)
Adventist Health System, Sunbelt Inc., FHLB, LOC-SunTrust Bank	0.250%	6/3/10	20,000,000	20,000,000	(a)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.290%	6/1/10	10,900,000	10,900,000	(a)
Jacksonville, FL, Economic Development Commission Hospital Revenue, Shands Jacksonville Medical Center Inc., LOC-Wells Fargo Bank N.A.	0.290%	6/1/10	6,000,000	6,000,000	(a)
Jacksonville, FL, Economic Development Commission Revenue, The YMCA of Florida’s First Coast Project, LOC-Bank of America	0.420%	6/3/10	1,135,000	1,135,000	(a)
Jacksonville, FL, Electric Authority Revenue, TECP:
LOC-Dexia Credit Local	0.340%	6/8/10	17,700,000	17,700,000
LOC-Landesbank Hessen-Thuringen	0.300%	6/24/10	3,700,000	3,700,000
Jacksonville, FL, Electric Authority, TECP:
LOC-JPMorgan Chase	0.300%	8/5/10	6,300,000	6,300,000
LOC-JPMorgan Chase	0.250%	8/9/10	8,500,000	8,500,000
LOC-JPMorgan Chase	0.400%	10/7/10	8,800,000	8,800,000
Jacksonville, FL, Health Facilities Authority, LOC-Bank of America	0.290%	6/1/10	1,000,000	1,000,000	(a)
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center Project	0.290%	6/1/10	11,900,000	11,900,000	(a)
Jacksonville, FL, Water & Sewer System Revenue, SPA-Banco Bilbao Vizcaya	0.600%	6/2/10	20,000,000	20,000,000	(a)
JEA, FL, Electric System Revenue, SPA-JPMorgan Chase	0.270%	6/3/10	7,395,000	7,395,000	(a)
Orange County, FL, EFA Revenue, Rollins College Project, LOC-Bank of America N.A.	0.280%	6/1/10	980,000	980,000	(a)
Orange County, FL, Health Facilities Authority Revenue:
Hospitals, Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.310%	6/1/10	1,100,000	1,100,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Florida — continued
Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.380%	6/1/10	$2,000,000	$2,000,000	(a)
Presbyterian Retirement Communities Inc., LOC-Branch Banking & Trust	0.280%	6/3/10	6,675,000	6,675,000	(a)
Orange County, FL, School Board COP, LOC-Wells Fargo Bank N.A.	0.290%	6/1/10	1,000,000	1,000,000	(a)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-Banco Bilbao Vizcaya	0.500%	6/2/10	24,600,000	24,600,000	(a)
Pinellas County, FL, Health Facilities Authority Revenue, Health Systems Baycare, AGM, SPA-Morgan Stanley	0.310%	6/3/10	24,700,000	24,700,000	(a)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.270%	6/1/10	23,700,000	23,700,000	(a)
Seminole County, FL, IDA Revenue, Harvest Time International Inc. Project, LOC-Fifth Third Bank	0.510%	6/4/10	9,600,000	9,600,000	(a)
Sunshine State, FL, Governmental Financing Commission Revenue, LOC-Dexia Credit Local	0.410%	6/2/10	7,035,000	7,035,000	(a)
West Palm Beach, FL, Utility System Revenue, AGM, SPA-Dexia Credit Local	0.340%	6/2/10	1,490,000	1,490,000	(a)

Total Florida				242,923,000

Georgia — 2.5%

Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.260%	6/2/10	5,000,000	5,000,000	(a)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.340%	6/3/10	2,645,000	2,645,000	(a)(b)
Floyd County, GA, Development Authority Revenue, Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.260%	6/2/10	8,810,000	8,810,000	(a)
Fulton County, GA, Development Authority Revenue, Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.260%	6/2/10	28,600,000	28,600,000	(a)
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wells Fargo Bank N.A.	0.290%	6/1/10	4,700,000	4,700,000	(a)
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.400%	6/2/10	5,350,000	5,350,000	(a)(b)
Municipal Electric Authority, GA, TECP, LOC-Landesbank Hessen-Thuringen	0.320%	6/22/10	6,140,000	6,140,000
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.290%	6/3/10	3,835,000	3,835,000	(a)

Total Georgia				65,080,000

Illinois — 3.8%

Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank	0.560%	6/3/10	1,975,000	1,975,000	(a)(b)
Bloomington, IL, Normal Airport Authority, SPA-Bank One N.A.	0.300%	6/2/10	3,300,000	3,300,000	(a)
Chicago, IL, GO, SPA-JPMorgan Chase	0.280%	6/1/10	450,000	450,000	(a)
Chicago, IL, Midway Airport Revenue, LOC-Morgan Stanley Bank	0.300%	6/3/10	4,700,000	4,700,000	(a)(b)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.560%	6/3/10	2,450,000	2,450,000	(a)(b)
Chicago, IL, Wastewater Transmission Revenue, LOC-Bank of America N.A.	0.280%	6/1/10	2,100,000	2,100,000	(a)
Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.300%	6/1/10	1,900,000	1,900,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Illinois — continued
Cook County, IL, Community High School District No. 228 Bremen, GO, LOC-Assured Guaranty	3.000%	12/15/10	$900,000	$912,291
Du Page County, IL, Revenue, Morton Arboretum Project, LOC-Bank of America N.A.	0.300%	6/3/10	750,000	750,000	(a)
Illinois Development Finance Authority Revenue, Evanston Northwestern Healthcare, SPA-JPMorgan Chase	0.270%	6/1/10	10,280,000	10,280,000	(a)
Illinois DFA:
Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.300%	6/2/10	200,000	200,000	(a)
Glenwood School for Boys, LOC-Harris Bank	0.300%	6/3/10	4,500,000	4,500,000	(a)
Illinois Finance Authority, IDR, Transparent Container Project, LOC-Bank One N.A.	0.850%	6/3/10	1,130,000	1,130,000	(a)(b)
Illinois Finance Authority Revenue:
Beloit Memorial Hospital Inc., LOC-JPMorgan Chase	0.320%	6/1/10	7,200,000	7,200,000	(a)
Carle Foundation, LOC-Northern Trust Co.	0.240%	6/3/10	8,900,000	8,900,000	(a)
Central Dupage, LIQ-JPMorgan Chase	0.280%	6/1/10	24,600,000	24,600,000	(a)
Illinois College, LOC-U.S. Bank	0.280%	6/3/10	2,100,000	2,100,000	(a)
Murphy Machine Products Inc, LOC-Bank of America N.A.	0.440%	6/3/10	3,740,000	3,740,000	(a)(b)
Northwestern University	0.400%	3/1/11	4,300,000	4,300,000	(c)
Illinois Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-JPMorgan Chase	0.250%	6/3/10	2,600,000	2,600,000	(a)
Lake County, IL, MFH Revenue, Whispering Oaks Apartments Project, FHLMC, LOC-FHLMC	0.300%	6/3/10	3,250,000	3,250,000	(a)
Romeoville, IL, Revenue, Lewis University, LOC-JPMorgan Chase	0.300%	6/1/10	6,580,000	6,580,000	(a)

Total Illinois				97,917,291

Indiana — 2.5%

Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.600%	2/10/11	900,000	900,000
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital & Health Services, LOC-Branch Banking & Trust	0.300%	6/1/10	4,365,000	4,365,000	(a)
Indiana Finance Authority, Hospital Revenue, Clarian Health Partners Inc., LOC-Branch Banking & Trust	0.280%	6/2/10	2,075,000	2,075,000	(a)
Indiana Health Facilities Financing Authority, Hospital Revenue, Community Hospitals Project of Indiana Inc., LOC-Bank of America N.A.	0.300%	6/3/10	375,000	375,000	(a)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-JPMorgan Chase	0.280%	6/1/10	10,500,000	10,500,000	(a)
Marquette Project, LOC-Branch Banking & Trust	0.310%	6/3/10	5,015,000	5,015,000	(a)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame du Lac, SPA-Banco Bilbao Vizcaya	0.400%	6/3/10	36,179,000	36,179,000	(a)
St. Joseph County, IN, EFA Revenue, University of Notre Dame du Lac Project, SPA-Banco Bilbao Vizcaya	0.450%	6/3/10	2,000,000	2,000,000	(a)
Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank N.A.	0.440%	6/3/10	3,055,000	3,055,000	(a)(b)

Total Indiana				64,464,000

Iowa — 0.5%

Iowa City, IA, Revenue, Act Inc., SPA-U.S. Bank N.A.	0.300%	6/1/10	2,600,000	2,600,000	(a)
Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.280%	6/1/10	690,000	690,000	(a)
Iowa Finance Authority, IDR:
Embria Health Sciences Project, LOC-Wells Fargo Bank	0.440%	6/3/10	3,200,000	3,200,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Iowa — continued
PowerFilm Inc. Project, LOC-Bank of America N.A.	0.380%	6/3/10	$1,800,000	$1,800,000	(a)(b)
Iowa Finance Authority, Single-Family Revenue, GNMA, FNMA, SPA-FHLB	0.300%	6/3/10	2,575,000	2,575,000	(a)(b)
Iowa Higher Education Loan Authority Revenue:
Private College, University of Dubuque, LOC-Northern Trust Co.	0.300%	6/1/10	400,000	400,000	(a)
RAN, LOC-U.S. Bank N.A.	1.750%	5/20/11	1,150,000	1,161,589

Total Iowa				12,426,589

Kansas — 0.1%

Kansas State Department of Transportation Highway Revenue, SPA-Dexia Credit Local	0.220%	6/3/10	2,000,000	2,000,000	(a)

Kentucky — 1.6%

Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.290%	6/2/10	10,000,000	10,000,000	(a)
Kentucky Housing Corp., Housing Revenue	0.350%	6/2/10	14,800,000	14,800,000	(a)(b)
Kentucky Housing Corp., Housing Revenue:
SPA-Kentucky Housing Corp.	0.350%	6/2/10	1,800,000	1,800,000	(a)(b)
SPA-Kentucky Housing Corp.	0.350%	6/3/10	1,620,000	1,620,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.270%	6/4/10	8,255,000	8,255,000	(a)
Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.270%	6/3/10	980,000	980,000	(a)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.270%	6/4/10	4,455,000	4,455,000	(a)

Total Kentucky				41,910,000

Louisiana — 3.5%

Louisiana Local Government Environmental Facilities & CDA Revenue, Healthcare Facilities Baton, LOC-LaSalle Bank	0.320%	6/3/10	11,520,000	11,520,000	(a)
Louisiana PFA Revenue, Tiger Athletic, LOC-Capital One N.A., FHLB	0.290%	6/3/10	19,450,000	19,450,000	(a)
Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
Loop LLC Project, LOC-SunTrust Bank	0.370%	6/1/10	10,750,000	10,750,000	(a)
Loop LLC Project, LOC-SunTrust Bank	0.460%	6/2/10	34,100,000	34,100,000	(a)
St. James Parish, LA, PCR, Texaco Inc. Project	0.270%	6/1/10	2,200,000	2,200,000	(a)
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	0.510%	6/2/10	12,000,000	12,000,000	(a)

Total Louisiana				90,020,000

Maine — 0.1%

Biddeford, ME, GO, BAN	1.000%	4/15/11	2,500,000	2,509,518

Maryland — 6.1%

Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of America	0.380%	6/3/10	1,100,000	1,100,000	(a)(b)
Howard County, MD, Revenue, Refunding, Glenelg Country School, LOC-PNC Bank N.A.	0.260%	6/4/10	3,015,000	3,015,000	(a)
John Hopkins University Revenue, TECP	0.330%	8/10/10	2,006,000	2,006,000
John Hopkins University Revenue, TECP	0.270%	8/10/10	5,000,000	5,000,000
John Hopkins University Revenue, TECP	0.270%	8/11/10	1,900,000	1,900,000
John Hopkins University Revenue, TECP	0.280%	8/13/10	5,635,000	5,635,000
John Hopkins University Revenue, TECP	0.270%	8/16/10	4,178,000	4,178,000
John Hopkins University Revenue, TECP	0.260%	8/17/10	3,848,000	3,848,000
John Hopkins University Revenue, TECP	0.330%	9/8/10	2,000,000	2,000,000
John Hopkins University Revenue, TECP	0.350%	10/6/10	6,600,000	6,600,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Maryland — continued
Maryland Industrial Development Financing Authority, EDR, Paul Reed Smith Guitars, LOC-PNC Bank N.A.	0.340%	6/4/10	$6,500,000	$6,500,000	(a)(b)
Maryland Industrial Development Financing Authority, Port Facilities Revenue, Occidental Petroleum Corp.	0.250%	6/2/10	3,900,000	3,900,000	(a)
Maryland State Community Development Administration, Department of Housing & Community Development, SPA-State Street Bank & Trust Co.	0.290%	6/3/10	10,900,000	10,900,000	(a)(b)
Maryland State Economic Development Corp. Revenue:
Santa Barbara Court LLC Project, LOC-PNC Bank N.A.	0.340%	6/4/10	6,355,000	6,355,000	(a)(b)
Your Public Radio Corp. Project, LOC-PNC Bank	0.260%	6/4/10	3,855,000	3,855,000	(a)
Maryland State Health & Higher EFA Revenue:
University of Maryland Medical System, LOC-Bank of America N.A.	0.270%	6/2/10	11,350,000	11,350,000	(a)
University of Maryland Medical System, LOC-PNC Bank N.A.	0.240%	6/4/10	1,000,000	1,000,000	(a)
Maryland State Stadium Authority, Sports Facilities Lease, LIQ-Bank of America	0.450%	6/2/10	28,285,000	28,285,000	(a)(b)
Maryland State Stadium Authority, Sports Facilities Lease Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local	0.340%	6/3/10	6,590,000	6,590,000	(a)
Montgomery County, MD, Housing Opportunities Commission Multi-Family Revenue, Housing Development, GNMA/FNMA/FHLMC, FHA, SPA-PNC Bank N.A.	0.300%	6/3/10	13,150,000	13,150,000	(a)(b)
Montgomery County, MD, TECP, BAN, LIQ-JPMorgan Chase	0.370%	8/17/10	9,500,000	9,500,000
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.260%	6/3/10	3,100,000	3,100,000	(a)
Washington Suburban Sanitation District, MD, GO:
BAN, SPA-Helaba	0.300%	6/2/10	9,600,000	9,600,000	(a)
BAN, SPA-Landesbank Hessen-Thuringen	0.300%	6/2/10	7,200,000	7,200,000	(a)

Total Maryland				156,567,000

Massachusetts — 2.4%

Malden, MA, GO, BAN	1.250%	4/29/11	5,400,000	5,434,674
Massachusetts Bay Transportation Authority, TECP:
BAN, Fortis Bank SA	0.260%	8/12/10	1,100,000	1,100,000
BAN, LOC-Fortis Bank	0.290%	8/12/10	8,900,000	8,900,000
Massachusetts Health & Education University Revenue, TECP	0.300%	8/9/10	10,111,000	10,111,000
Massachusetts State DFA Revenue:
Boston University, LOC-Bank of America N.A.	0.260%	6/1/10	450,000	450,000	(a)
College of the Holy Cross, LOC-Bank of America N.A.	0.260%	6/1/10	780,000	780,000	(a)(e)
Harvard University	0.130%	6/3/10	500,000	500,000	(a)
Marine Biological Laboratory, LOC-JPMorgan Chase	0.280%	6/3/10	1,980,000	1,980,000	(a)
Notre Dame Health Care Center, LOC-KBC Bank NV	0.340%	6/3/10	4,750,000	4,750,000	(a)
Phillips Academy, SPA-Bank of New York	0.270%	6/3/10	3,310,000	3,310,000	(a)
St. Mark’s School, LOC-Bank of America	0.290%	6/3/10	2,400,000	2,400,000	(a)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.280%	6/3/10	1,520,000	1,520,000	(a)
Massachusetts State HEFA, Revenue\Museum of Fine Arts\SPA-Bank of America N.A.	0.280%	6/1/10	100,000	100,000	(a)
Massachusetts State HEFA Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Massachusetts — continued
Amherst College	0.240%	6/1/10	$1,000,000	$1,000,000	(a)
Capital Asset Program, LOC-Bank of America	0.250%	6/1/10	100,000	100,000	(a)
Partners Healthcare Systems	0.250%	6/1/10	100,000	100,000	(a)
Partners Healthcare Systems, SPA-Bank of America	0.250%	6/3/10	700,000	700,000	(a)
Refunding, Fairview Extended, LOC-Bank of America	0.280%	6/3/10	1,100,000	1,100,000	(a)
Williams College	0.260%	6/2/10	1,400,000	1,400,000	(a)
Massachusetts State HFA, Housing Revenue:
AGM, SPA-Dexia Credit Local	0.430%	6/2/10	860,000	860,000	(a)(b)
LOC-Lloyds TSB Bank PLC	0.300%	6/3/10	490,000	490,000	(a)(b)
Massachusetts State, GO:
Consolidated Loan, SPA-Bank of America N.A.	0.280%	6/1/10	1,270,000	1,270,000	(a)
Refunding, SPA-Landesbank Hessen-Thuringen	0.220%	6/3/10	7,100,000	7,100,000	(a)
Quincy, MA, GO, BAN	1.250%	1/28/11	4,500,000	4,523,656
Worcester, MA, GO, BAN	1.250%	11/5/10	1,825,000	1,830,477

Total Massachusetts				61,809,807

Michigan — 0.8%

Michigan Higher Education Facilities Authority, Ltd. Obligation University Detroit	0.300%	6/1/10	12,445,000	12,445,000	(a)
Michigan Municipal Bond Authority Revenue, LOC-JPMorgan Chase	1.500%	8/20/10	2,832,000	2,838,797
Michigan State, GO	2.000%	9/30/10	3,300,000	3,316,012
University of Michigan Revenue, Hospital	0.270%	6/1/10	1,200,000	1,200,000	(a)

Total Michigan				19,799,809

Minnesota — 0.7%

Minnesota State Housing Finance Agency:
Residential Housing Finance, SPA-Lloyds TSB Bank PLC	0.290%	6/3/10	6,415,000	6,415,000	(a)(b)
Residential Housing, SPA-Lloyds TSB Bank	0.290%	6/3/10	3,585,000	3,585,000	(a)(b)
Residential Housing, SPA-Lloyds TSB Bank PLC	0.290%	6/3/10	3,300,000	3,300,000	(a)(b)
Rochester, MN, GO, TECP, LOC-U.S. Bank Trust N.A.	0.280%	6/2/10	1,600,000	1,600,000
St. Cloud, MN, Health Care Revenue, Centracare Health System, LOC-Scotiabank	0.250%	6/3/10	1,800,000	1,800,000	(a)
University of Minnesota, GO, TECP	0.400%	10/12/10	1,300,000	1,300,000
University of Minnesota, TECP	0.400%	10/12/10	600,000	600,000

Total Minnesota				18,600,000

Mississippi — 1.0%

Mississippi Business Finance Corp., Chrome Deposit Corp. Project, LOC-PNC Bank N.A.	0.260%	6/3/10	4,445,000	4,445,000	(a)
Mississippi Development Bank, Special Obligation, Harrison, AGM, SPA-Dexia Credit Local	0.360%	6/3/10	21,100,000	21,100,000	(a)

Total Mississippi				25,545,000

Missouri — 2.4%

Missouri State HEFA Revenue:
St. Francis Medical Center, LOC-Bank of America N.A.	0.300%	6/1/10	6,130,000	6,130,000	(a)
Washington University, SPA-JPMorgan Chase	0.280%	6/1/10	3,300,000	3,300,000	(a)
Washington University, SPA-Wells Fargo Bank N.A.	0.230%	6/1/10	8,525,000	8,525,000	(a)
Missouri State HEFA, Health Facilities Revenue, SSM Health Care Corp., LOC-JPMorgan Chase	0.310%	6/2/10	6,100,000	6,100,000	(a)
Missouri State HEFA, TECP, LOC-Bank of Nova Scotia	0.250%	8/5/10	1,700,000	1,700,000
Missouri State HEFA, Washington University, SPA-JPMorgan Chase	0.230%	6/1/10	12,000,000	12,000,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Missouri — continued
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.350%	6/3/10	$2,005,000	$2,005,000	(a)(b)
St. Louis, MO, IDA, MFH Revenue, St. Luke’s Plaza Apartments, LOC-Bank of America N.A.	0.280%	6/3/10	5,400,000	5,400,000	(a)
University of Missouri, University Revenues, System Facilities	0.280%	6/1/10	9,900,000	9,900,000	(a)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-Bank of America N.A.	0.380%	6/3/10	6,200,000	6,200,000	(a)(b)

Total Missouri				61,260,000

Montana — 0.0%

Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/11	900,000	900,000	(c)

Nebraska — 1.1%

Nebraska Investment Finance Authority, Single-Family Housing Revenue, SPA-FHLB	0.300%	6/2/10	5,305,000	5,305,000	(a)(b)
Nebraska Public Power District, TECP:
LIQ-Bank of Nova Scotia	0.340%	9/8/10	14,300,000	14,300,000
LIQ-Bank of Nova Scotia	0.370%	9/9/10	2,600,000	2,600,000
LOC-Bank of Nova Scotia	0.290%	8/13/10	1,245,000	1,245,000
Omaha, NE, Public Power District, TECP:
LOC-JPMorgan Chase	0.260%	8/12/10	1,200,000	1,200,000
LOC-JPMorgan Chase	0.340%	9/8/10	4,850,000	4,850,000

Total Nebraska				29,500,000

Nevada — 2.6%

Clark County, NV, Airport Revenue:
AGM, SPA-Dexia Credit Local	0.350%	6/2/10	12,000,000	12,000,000	(a)(b)
Junior Subordinated Lien Notes	2.500%	6/1/11	7,000,000	7,129,891
Clark County, NV, Highway Revenue, TECP, LOC-BNP Paribas	0.400%	10/7/10	3,800,000	3,800,000
Las Vegas Valley, NV, Water District, GO, TECP:
LOC-JPMorgan Chase	0.350%	9/15/10	8,000,000	8,000,000
LOC-JPMorgan Chase	0.360%	10/13/10	6,700,000	6,700,000
LOC-JPMorgan Chase	0.370%	11/9/10	16,500,000	16,500,000
Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York	0.280%	6/1/10	5,775,000	5,775,000	(a)
Tuckee Meadows, NV, Water Authority Revenue, TECP:
LOC-Lloyds TSB Bank	0.320%	6/30/10	3,268,000	3,268,000
LOC-Lloyds TSB Bank	0.330%	8/5/10	3,400,000	3,400,000

Total Nevada				66,572,891

New Hampshire — 1.0%

New Hampshire HEFA Revenue:
Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase	0.280%	6/3/10	13,570,000	13,570,000	(a)
Phillips Exeter Academy, SPA-JPMorgan Chase	0.270%	6/3/10	5,000,000	5,000,000	(a)
New Hampshire State Business Finance Authority Revenue, Littleton Regional Hospital, LOC-TD Banknorth N.A.	0.300%	6/1/10	7,725,000	7,725,000	(a)

Total New Hampshire				26,295,000

New Jersey — 3.0%

Burlington County, NJ, GO, BAN	1.250%	5/27/11	9,137,000	9,200,618
Cliffside Park, NJ, GO, BAN	1.000%	3/25/11	1,305,000	1,310,068
Clifton, NJ, GO	3.000%	7/15/10	350,000	351,064
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Banknorth N.A.	0.230%	6/3/10	11,140,000	11,140,000	(a)
East Brunswick Township, NJ, GO, BAN	1.400%	1/7/11	5,900,000	5,932,675
Ewing Township, NJ, GO, BAN	1.250%	11/5/10	1,057,000	1,057,673

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

New Jersey — continued
Franklin Lakes, NJ, GO, BAN	1.000%	10/28/10	$1,842,000	$1,844,089
Glassboro, NJ, GO, BAN	1.500%	1/26/11	1,144,024	1,148,846
Hudson County, NJ, Improvement Authority:
County-GTD Pooled Notes	1.750%	9/3/10	20,000,000	20,038,220
County-GTD Pooled Notes	1.250%	1/19/11	1,200,000	1,204,314
Monroe Township, NJ, Middlesex County, GO, BAN	1.000%	2/9/11	6,700,000	6,726,777
Montclair Township, NJ, GO, BAN	1.500%	12/17/10	7,900,000	7,947,293
Montgomery Township, NJ, GO, BAN	1.500%	1/14/11	3,310,000	3,331,168
New Jersey EDA, School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC	0.240%	6/1/10	405,000	405,000	(a)
Pemberton Township, NJ, GO, BAN	1.250%	1/5/11	640,000	640,563
Ringwood Boro, NJ, GO, BAN	1.250%	11/5/10	2,022,750	2,025,247
South Orange Village Township, NJ, GO, BAN	1.250%	2/1/11	1,190,000	1,196,119
Trenton, NJ, GO, BAN	3.000%	7/15/10	444,000	444,345
Trenton, NJ, GO, BAN	3.500%	7/15/10	735,000	735,787	(b)
Trenton, NJ, GO, BAN	3.500%	12/10/10	748,000	751,448
Verona Township, NJ, GO, BAN	1.500%	12/15/10	1,300,000	1,307,683

Total New Jersey				78,738,997

New Mexico — 1.3%

New Mexico Educational Assistance Foundation, Education Loan, LOC-Royal Bank of Canada	0.310%	6/2/10	20,000,000	20,000,000	(a)(b)
New Mexico Municipal Energy Acquisition Authority Gas Supply, SPA-Royal Bank of Canada	0.270%	6/3/10	14,500,000	14,500,000	(a)

Total New Mexico				34,500,000

New York — 5.2%

Long Island, NY, Power Authority, Subordinated, LOC-State Street Bank & Trust Co.	0.280%	6/1/10	700,000	700,000	(a)
MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen	0.250%	6/1/10	14,000,000	14,000,000	(a)
MTA, NY, TECP, BAN, LOC-ABN AMRO Bank N.V.	0.330%	8/11/10	20,300,000	20,300,000
New York City, NY, GO:
SPA-Landesbank Hessen-Thuringen	0.280%	6/1/10	2,900,000	2,900,000	(a)
Subordinated, LOC-Bank of America	0.300%	6/1/10	10,600,000	10,600,000	(a)
New York City, NY, HDC, MFH Rent Revenue, 100 Jane Street Development, FNMA	0.300%	6/2/10	8,000,000	8,000,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, Las Casas Development, LOC-Bank of America N.A.	0.310%	6/2/10	2,880,000	2,880,000	(a)(b)
New York City, NY, MFA, Water & Sewer System Revenue, SPA-Fortis Bank S.A.	0.230%	6/1/10	11,050,000	11,050,000	(a)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second Generation Resolution, SPA-Bank of Nova Scotia	0.220%	6/1/10	1,400,000	1,400,000	(a)
SPA-Landesbank Hessen-Thuringen	0.250%	6/1/10	8,200,000	8,200,000	(a)
New York City, NY, TFA:
Future Tax Secured, SPA-Citibank N.A.	0.250%	6/1/10	2,600,000	2,600,000	(a)
New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen	0.300%	6/2/10	6,970,000	6,970,000	(a)
New York City, NY, TFA, New York City Recovery Project Revenue:
SPA-Royal Bank of Canada	0.250%	6/1/10	14,980,000	14,980,000	(a)
Subordinated, LIQ-Landesbank Hessen-Thuringen	0.280%	6/1/10	1,955,000	1,955,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

New York — continued
New York City, NY, Trust for Cultural Resources
Revenue, American Museum of Natural History, SPA-Bank of America N.A.	0.250%	6/1/10	$1,100,000	$1,100,000	(a)
New York State Dormitory Authority Revenue, Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.270%	6/2/10	2,285,000	2,285,000	(a)
New York State Housing Finance Agency Revenue:
350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.360%	6/2/10	21,100,000	21,100,000	(a)(b)
Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen	0.260%	6/2/10	2,900,000	2,900,000	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-State Street Bank &Trust Co.	0.240%	6/2/10	200,000	200,000	(a)
Refunding, Gem Subordinated, SPA-Bank of America	0.300%	6/3/10	1,400,000	1,400,000	(a)

Total New York				135,520,000

North Carolina — 1.8%

Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.320%	6/3/10	1,200,000	1,200,000	(a)
Forsyth County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue, Ltd. Obligation, Industrial Silvio Property, LOC-Fifth Third Bank	0.550%	6/4/10	6,880,000	6,880,000	(a)(b)
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.290%	6/3/10	6,125,000	6,125,000	(a)
Mecklenburg County, NC, GO	0.270%	6/3/10	12,535,000	12,535,000	(a)
North Carolina Capital Facilities Finance Agency:
Educational Facilities Revenue Guilford College Project, LOC-Branch Banking & Trust	0.290%	6/3/10	3,590,000	3,590,000	(a)
Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.370%	6/3/10	2,880,000	2,880,000	(a)
North Carolina Capital Facilities Finance Agency Revenue, Triangle Aquatic Center Project, LOC-Wells Fargo Bank N.A.	0.270%	6/3/10	850,000	850,000	(a)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.270%	6/3/10	735,000	735,000	(a)
North Carolina Educational Facilities Finance Agency Revenue, Queens College, LOC-Bank of America N.A.	0.270%	6/3/10	880,000	880,000	(a)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.240%	6/2/10	9,900,000	9,900,000	(a)

Total North Carolina				45,575,000

North Dakota — 0.1%

North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-KBC Bank	0.350%	6/2/10	1,660,000	1,660,000	(a)(b)

Ohio — 2.8%

Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, LOC-JPMorgan Chase	0.270%	6/3/10	5,000,000	5,000,000	(a)
Montgomery County, OH, Hospital Revenue, Kettering Health, AGM, SPA-Dexia Credit Local	0.380%	6/2/10	14,740,000	14,740,000	(a)
Montgomery County, OH, Revenue Bonds, TECP, Ketterling Medical Center, LOC-Dexia Credit Local	0.350%	6/2/10	21,500,000	21,500,000
Ohio State Higher Educational Facilities, Marietta College Project, LOC-JPMorgan Chase	0.280%	6/3/10	6,370,000	6,370,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Ohio — continued
Ohio State Higher Educational Facility Commission Revenue, Hospital Revenue Bonds, Cleveland Clinic Health System	0.300%	8/10/10	$800,000	$800,000
Ohio State University, General Receipts	0.250%	6/2/10	1,280,000	1,280,000	(a)
Ohio State University, TECP	0.230%	6/1/10	1,025,000	1,025,000
Ohio State University, TECP	0.330%	8/11/10	700,000	700,000
Ohio State, GO:
Common Schools	0.260%	6/2/10	715,000	715,000	(a)
Refunding and Improvement Infrastructure	0.190%	6/2/10	400,000	400,000	(a)
Summit County, OH, Port Authority Facilities Revenue, Summa Wellness Institute, LOC-Fifth Third Bank	0.500%	6/2/10	11,600,000	11,600,000	(a)
Summit County, OH, Revenue, Goodwill Industries of Akron Inc., LOC-Fifth Third Bank	0.510%	6/2/10	4,400,000	4,400,000	(a)
University of Cincinnati, OH, General Receipts, BAN	1.500%	12/16/10	1,400,000	1,407,400
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.310%	6/4/10	3,527,000	3,527,000	(a)

Total Ohio				73,464,400

Oklahoma — 1.4%

Oklahoma Development Finance Authority Revenue, Integris Baptist Medical Center Inc., SPA-JPMorgan Chase	0.300%	6/1/10	1,300,000	1,300,000	(a)
Oklahoma Development Finance Authority, Health System Revenue, TECP:
Integris Baptist Medical Center Inc.	0.330%	8/10/10	4,400,000	4,400,000
Integris Baptist Medical Center Inc.	0.370%	8/10/10	2,200,000	2,200,000
Oklahoma State Turnpike Authority Revenue:
SPA-JPMorgan Chase	0.280%	6/1/10	7,900,000	7,900,000	(a)
SPA-Lloyds TSB Bank PLC	0.240%	6/1/10	11,400,000	11,400,000	(a)
SPA-Lloyds TSB Bank PLC	0.270%	6/3/10	10,000,000	10,000,000	(a)

Total Oklahoma				37,200,000

Oregon — 1.4%

Clackamas County, OR, Hospital Facility Authority, TECP:
Providence Health System	0.300%	6/2/10	10,000,000	10,000,000
Providence Health System	0.270%	6/10/10	4,900,000	4,900,000
Providence Health System	0.330%	7/14/10	2,400,000	2,400,000
Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank N.V.	0.300%	6/1/10	4,330,000	4,330,000	(a)
Oregon State, Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.300%	6/2/10	7,100,000	7,100,000	(a)(b)
Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America	0.320%	6/3/10	3,175,000	3,175,000	(a)
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.440%	6/3/10	4,685,000	4,685,000	(a)(b)

Total Oregon				36,590,000

Pennsylvania — 7.4%

Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.240%	6/1/10	10,000,000	10,000,000	(a)
Allegheny County, PA, IDA, Health & Housing Facilities Revenue, LOC-PNC Bank N.A.	0.240%	6/1/10	1,200,000	1,200,000	(a)
Chester County, PA, IDA Revenue, Archdiocese of Philadelphia	0.250%	6/1/10	450,000	450,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Pennsylvania — continued
Crawford County, PA, IDA College Revenue, Allegheny College, LOC-PNC Bank N.A.	0.260%	6/3/10	$2,000,000	$2,000,000	(a)
Dauphin County, PA, GO, SPA-PNC Bank N.A.	0.240%	6/3/10	6,920,000	6,920,000	(a)
Delaware County, PA, Authority Revenue, Elwyn Inc. Project, LOC-Wells Fargo Bank N.A.	0.290%	6/1/10	1,405,000	1,405,000	(a)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-Wells Fargo Bank N.A.	0.290%	6/1/10	1,900,000	1,900,000	(a)
Manheim Township, PA, School District, GO, AGM, SPA-Royal Bank of Canada	0.380%	6/3/10	1,765,000	1,765,000	(a)
Middletown, PA, Area School District, AGM, St. Aid Withholding, SPA-RBC Centura Bank	0.380%	6/3/10	7,415,000	7,415,000	(a)
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Radian, LOC-PNC Bank N.A.	0.300%	6/3/10	12,835,000	12,835,000	(a)
Montgomery County, PA, IDA Revenue, Lasalle College High School, LOC-PNC Bank N.A.	0.260%	6/3/10	1,875,000	1,875,000	(a)
New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-PNC Bank	0.260%	6/3/10	2,670,000	2,670,000	(a)
Pennsylvania Economic Development Financing Authority Revenue:
LOC-PNC Bank N.A.	0.330%	6/3/10	1,875,000	1,875,000	(a)(b)
NHS-AVS LLC, LOC-Commerce Bank	0.300%	6/1/10	18,970,000	18,970,000	(a)
York Water Co. Project, LOC-PNC Bank N.A.	0.300%	6/3/10	5,000,000	5,000,000	(a)(b)
Pennsylvania Economic Development Financing Authority, TECP, LOC-Wells Fargo Bank N.A.	0.620%	9/1/10	5,000,000	5,000,000	(d)
Pennsylvania Housing Finance Agency:
Building Development, SPA-PNC Bank N.A.	0.260%	6/3/10	2,100,000	2,100,000	(a)
SPA-Dexia Credit Local	0.350%	6/2/10	8,485,000	8,485,000	(a)(b)
Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Dexia Credit Local	0.300%	6/2/10	22,350,000	22,350,000	(a)(b)
Philadelphia, PA, Authority for IDR:
Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.240%	6/1/10	23,400,000	23,400,000	(a)
Springside School, LOC-PNC Bank	0.260%	6/3/10	3,000,000	3,000,000	(a)
Philadelphia, PA, School District, GO, TAN	2.500%	6/30/10	12,100,000	12,116,987
Philadelphia, PA, TRAN	2.500%	6/30/10	11,800,000	11,816,604
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.280%	6/3/10	16,735,000	16,735,000	(a)
Saint Mary Hospital Authority Bucks County, Catholic Health	0.250%	6/2/10	900,000	900,000	(a)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.290%	6/3/10	9,275,000	9,275,000	(a)
University of Pittsburgh, PA, Commonwealth System of Higher Education, Panthers-Pittsburgh Asset Notes	5.000%	8/1/10	500,000	503,852

Total Pennsylvania				191,962,443

Puerto Rico — 0.5%

Commonwealth of Puerto Rico, GO:
AGM, SPA-Dexia Credit Local	0.310%	6/3/10	3,100,000	3,100,000	(a)
LOC-Wells Fargo Bank N.A.	0.220%	6/3/10	700,000	700,000	(a)
Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.230%	6/1/10	3,900,000	3,900,000	(a)
Public Improvements, AGM, SPA-Dexia Bank	0.270%	6/3/10	3,700,000	3,700,000	(a)
Public Improvements, AGM, SPA-JPMorgan Chase	0.280%	6/3/10	1,000,000	1,000,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Puerto Rico — continued
Puerto Rico Industrial, Tourist Educational, Medical & Environmental Pollution Control Facilities Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Santander PR	0.260%	6/2/10	$1,400,000	$1,400,000	(a)

Total Puerto Rico				13,800,000

Rhode Island — 0.0%

Coventry, RI, GO, BAN	1.250%	4/12/11	1,100,000	1,105,274

South Carolina — 0.5%

Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America	0.300%	6/2/10	1,125,000	1,125,000	(a)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.360%	6/3/10	7,000,000	7,000,000	(a)(b)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.290%	6/3/10	2,000,000	2,000,000	(a)
Three Rivers, SC, Solid Waste Disposal Facilities, COP, LOC-U.S. Bank N.A.	0.480%	10/1/10	1,900,000	1,900,000	(b)(c)

Total South Carolina				12,025,000

South Dakota — 0.6%

South Dakota Housing Development Authority:
Homeownership Mortgage, LOC-FHLB	0.270%	6/3/10	4,500,000	4,500,000	(a)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.310%	6/2/10	1,590,000	1,590,000	(a)
Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.310%	6/3/10	10,000,000	10,000,000	(a)

Total South Dakota				16,090,000

Tennessee — 1.3%

Blount County, TN, Public Building Authority, Local Government Public Improvement, LOC-Branch Banking & Trust	0.290%	6/2/10	5,600,000	5,600,000	(a)
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.270%	6/1/10	4,520,000	4,520,000	(a)
Jackson, TN, Energy Authority Electric System Revenue, LOC-Fifth Third Bank	0.510%	6/4/10	9,505,000	9,505,000	(a)
Knoxville, TN, Gas Revenue	3.000%	3/1/11	1,900,000	1,933,269	(f)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue Old Hickory Towers, LOC-Wells Fargo Bank N.A.	0.350%	6/2/10	3,596,000	3,596,000	(a)(b)(e)
Metropolitan Government of Nashville & Davidson County, TN, TECP:
LOC-JPMorgan Chase	0.310%	8/12/10	2,500,000	2,500,000
LOC-U.S. Bank N.A.	0.310%	8/12/10	1,600,000	1,600,000
Montgomery County, TN, Public Building Authority, Pooled Financing, Tennessee County Loan Pool, LOC-Bank of America N.A.	0.270%	6/1/10	5,200,000	5,200,000	(a)

Total Tennessee				34,454,269

Texas — 6.0%

Austin, TX, ISD, TECP:
LOC-Bank of America N.A.	0.300%	7/12/10	4,800,000	4,800,000
LOC-Bank of America N.A.	0.310%	7/12/10	5,100,000	5,100,000
Dallas, TX, Performing Arts Cultural Facilities Corp. Revenue, Dallas Center for the Performing Arts Foundation Inc., LOC-JPMorgan Chase	0.280%	6/1/10	1,000,000	1,000,000	(a)
Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project	0.405%	6/1/10	2,000,000	2,000,000	(a)
Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Co. Project	0.400%	10/1/10	2,800,000	2,800,000	(b)(d)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Texas — continued
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP, Methodist Hospital System	0.350%	6/30/10	$5,100,000	$5,100,000
Harris County, TX, Flood Control District, TECP, LOC-Helaba	0.350%	6/10/10	16,600,000	16,600,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue:
Baylor College of Medicine, LOC-JPMorgan Chase	0.280%	6/1/10	5,400,000	5,400,000	(a)
Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.400%	6/2/10	18,400,000	18,400,000	(a)
Houston, TX, Airport Systems, TECP, LOC-Dexia Credit Local	0.340%	6/8/10	1,600,000	1,600,000
Houston, TX, GO, TECP:
LOC-Banco Bilbao Vizcaya	0.500%	6/8/10	2,700,000	2,700,000
LOC-Banco Bilbao Vizcaya	0.470%	6/9/10	4,100,000	4,100,000
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.280%	6/1/10	5,500,000	5,500,000	(a)
Houston, TX, Higher Education Finance Corp., TECP, William Marsh Rice University	0.270%	6/1/10	2,400,000	2,400,000
Houston, TX, Higher Education Finance Corp., TECP, William Marsh Rice University	0.280%	6/10/10	2,500,000	2,500,000
Houston, TX, Higher Education Finance Corp., TECP, William Marsh Rice University	0.300%	8/5/10	2,500,000	2,500,000
Houston, TX, Higher Education Finance Corp., TECP, William Marsh Rice University	0.300%	8/12/10	2,400,000	2,400,000
Houston, TX, Higher Education Finance Corp., TECP, William Marsh Rice University	0.300%	8/19/10	1,200,000	1,200,000
Houston, TX, TECP, LOC-Bank of New York	0.300%	8/5/10	400,000	400,000
Houston, TX, Utility System Revenue, First Lien, LOC-Bank of America N.A., Bank of New York, Dexia Credit Local, State Street Bank & Trust Co.	0.270%	6/3/10	8,800,000	8,800,000	(a)
Houston, TX, Utility System, TECP, LOC-JPMorgan Chase	0.340%	8/16/10	2,650,000	2,650,000
Lone Star College System, TX, GO	3.000%	8/15/10	500,000	502,715
North Texas Higher Education Authority, Student Loan Revenue, LOC-Lloyds Bank PLC	0.340%	6/2/10	10,800,000	10,800,000	(a)(b)
North Texas Tollway Authority, TECP:
LOC-Bank of America	0.330%	8/11/10	1,475,000	1,475,000
LOC-Bank of America	0.260%	8/12/10	2,500,000	2,500,000
San Antonio, TX, Electric and Gas, TECP, LOC-State Street Bank & Trust Co., Bank of America N.A.	0.370%	10/7/10	4,400,000	4,400,000
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.340%	6/3/10	730,000	730,000	(a)(b)
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.380%	6/3/10	5,360,000	5,360,000	(a)
Texas Public Finance Authority, GO, TECP	0.300%	6/15/10	2,700,000	2,700,000
Texas Public Finance Authority, GO, TECP	0.370%	8/13/10	1,800,000	1,800,000
Texas Public Finance Authority, GO, TECP	0.350%	9/13/10	800,000	800,000
Texas Public Finance Authority, TECP, LOC-Texas Comptroller of Public Accounts	0.280%	8/10/10	600,000	600,000
Texas Technical University Revenue Financing System, TECP	0.270%	8/16/10	7,226,000	7,226,000
Texas Technical University Revenue Financing System, TECP	0.320%	9/13/10	1,600,000	1,600,000
Texas Technical University Revenue Financing System, TECP	0.350%	10/6/10	1,259,000	1,259,000
Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.	0.340%	6/3/10	3,315,000	3,315,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Texas — continued
University of North Texas, TECP	0.350%	8/19/10	$766,000	$766,000
University of Texas System Revenue, TECP	0.300%	8/9/10	8,600,000	8,600,000
University of Texas System Revenue, TECP, LIQ-
University of Texas Investment Management Co.	0.300%	8/11/10	3,073,000	3,073,000

Total Texas				155,456,715

Utah — 1.2%

Central Utah Water Conservancy District, GO, LIQ-Helaba	0.330%	6/2/10	14,165,000	14,165,000	(a)
Central Utah Water Conservancy District, Water Revenue, BAN	2.000%	7/22/10	6,000,000	6,006,643
Utah Housing Corp., Single-Family Mortgage Revenue, SPA-FHLB	0.350%	6/2/10	5,300,000	5,300,000	(a)(b)
Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA	0.270%	6/1/10	6,600,000	6,600,000	(a)

Total Utah				32,071,643

Vermont — 1.0%

Vermont Student Assistance Corp., Education Loan Revenue, SPA-Bank of New York	0.310%	6/3/10	26,085,000	26,085,000	(a)(b)

Virginia — 2.5%

Albemarle County, VA, EDA, Hospital Revenue:
Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.280%	6/3/10	1,000,000	1,000,000	(a)
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.290%	6/1/10	15,600,000	15,600,000	(a)
Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.310%	6/3/10	7,500,000	7,500,000	(a)
Prince William County, VA, COP, Prince William County Facilities, LOC-Wells Fargo Bank N.A.	0.270%	6/2/10	335,000	335,000	(a)
Virginia College Building Authority, VA, Various Shenandoah University Projects, LOC-Branch Banking & Trust	0.210%	6/1/10	8,530,000	8,530,000	(a)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A.	0.290%	6/1/10	16,730,000	16,730,000	(a)
Virginia Commonwealth University, Health System Authority Revenue:
AMBAC, LOC-Wells Fargo Bank N.A.	0.290%	6/1/10	9,000,000	9,000,000	(a)
LOC-Wells Fargo Bank N.A.	0.270%	6/1/10	1,540,000	1,540,000	(a)
Virginia Commonwealth University, VA, AMBAC, LOC-Wells Fargo Bank N.A.	0.270%	6/1/10	1,740,000	1,740,000	(a)
Virginia Small Business Financing Authority Revenue, Children’s Hospital of the King’s Daughters Inc., LOC-Wells Fargo Bank N.A.	0.290%	6/3/10	2,500,000	2,500,000	(a)

Total Virginia				64,475,000

Washington — 0.7%

Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.270%	6/3/10	3,985,000	3,985,000	(a)
Washington State Health Care Facilities Authority Revenue, Multicare Health Systems, AGM, SPA-U.S. Bank N.A.	0.290%	6/1/10	200,000	200,000	(a)
Washington State HFC, MFH Revenue:
Cambridge Apartments, LIQ-FNMA	0.280%	6/3/10	1,200,000	1,200,000	(a)
The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.	0.350%	6/3/10	2,200,000	2,200,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.270%	6/3/10	9,800,000	9,800,000	(a)

Total Washington				17,385,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

West Virginia — 0.3%

Brooke County, WV, County Commission Commercial Development Revenue, Bethany College Project, LOC-PNC Bank N.A.	0.260%	6/3/10	$4,050,000	$4,050,000	(a)
West Virginia State Hospital Finance Authority Hospital Revenue, United Hospital Center Inc., LOC-Branch Banking & Trust	0.280%	6/3/10	2,985,000	2,985,000	(a)

Total West Virginia				7,035,000

Wisconsin — 2.8%

Wisconsin Housing & EDA, Housing Revenue, AGM, SPA-FHLB	0.330%	6/2/10	8,340,000	8,340,000	(a)(b)
Wisconsin State GO, TECP	0.400%	8/9/10	5,400,000	5,400,000
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.260%	6/1/10	42,950,000	42,950,000	(a)
Wisconsin State, GO, TECP	0.460%	8/10/10	13,700,000	13,700,000
Wisconsin State, GO, TECP	0.500%	9/9/10	3,300,000	3,300,000

Total Wisconsin				73,690,000

Wyoming — 0.1%

Sweetwater County, WY, Environmental Important Revenue, Simplot Phosphates LLC, LOC-Rabobank Nederland	0.400%	6/2/10	1,300,000	1,300,000	(a)(b)

TOTAL INVESTMENTS — 100.0% (Cost — $2,586,214,966#)				2,586,214,966
Liabilities in Excess of Other Assets — 0.0%				(165,947)

TOTAL NET ASSETS — 100.0%				$2,586,049,019

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Security is purchased on a when-issued basis.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governor
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Community Development Authority
COP	- Certificate of Participation
CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FHA	- Federal Housing Administration
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
GTD	- Guaranteed
HDC	- Housing Development Corporation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
HFC	- Housing Finance Commission
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
ISD	- Independent School District

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO
LIQ	- Liquidity Facility - Insured Bonds
LOC	- Letter of Credit - Insured Bonds
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utilities District
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PFA	- Public Facilities Authority
Radian	- Radian Asset Assurance - Insured Bonds
RAN	- Revenue Anticipation Notes
RDA	- Redevelopment Agency
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
TRAN	- Tax and Revenue Anticipation Notes
USD	- Unified School District

Summary of Investments by Industry*

Health care	21.8%
Education	18.1
General obligation	10.1
Transportation	9.4
Miscellaneous	6.6
Industrial revenue	6.4
Utilities	5.3
Housing: single family	5.1
Housing: multi-family	4.5
Water & sewer	3.4
Finance	3.0
Public facilities	2.3
Power	2.0
Tax allocation	1.4
Pollution control	0.4
Solid waste/resource recovery	0.2

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of May 31, 2010 and are subject to change.

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	May 31, 2010

TAX FREE RESERVES PORTFOLIO

Ratings Table†
S&P/Moody’s/Fitch‡
A-1	64.0%
VMIG 1	24.9
P-1	2.7
F1	2.4
SP-1	2.2
NR	2.0
MIG 1	1.5
AA/Aa	0.2
AAA/Aaa	0.1

100.0%

† As a percentage of total investments.
‡ S&P primary rating; Moody’s secondary, then Fitch.
See pages 22 and 23 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	-	$ 2,586,214,966	-	$ 2,586,214,966

† See Schedule of Investments for additional detailed categorizations.

(b) Securities Traded on a When-Issue Basis. The Portfolio may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Credit and Market Risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other

Notes to Schedule of Investments (unaudited) (continued)

assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2010, the Portfolio did not invest in swaps, options, or futures and does not have any intentions to do so in the future.

3. Regulatory matter

In January 2010, the SEC adopted changes to money market fund regulations. The Portfolio intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the Form NQ.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	July 27, 2010